Allianz AGIC Global Fund (First Prospectus Summary) | Allianz AGIC Global Fund
Allianz AGIC Global Fund
Investment Objective
The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Allianz AGIC Global Fund	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Institutional	1.05%	none	0.01%	1.06%
Class P	1.15%	none	0.01%	1.16%
Administrative	1.05%	0.25%	0.01%	1.31%
Class D	1.15%	0.25%	0.01%	1.41%

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds.

The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example Allianz AGIC Global Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Institutional	108	337	585	1,294
Class P	118	368	638	1,409
Administrative	133	415	718	1,579
Class D	144	446	771	1,691

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its  portfolio). The Fund's portfolio turnover rate for the fiscal year ended June 30, 2011 was 45%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples

above, can adversely affect the Fund's investment performance.

Principal Investment Strategies
The Fund seeks to achieve its objective by normally investing primarily in equity securities of U.S. and non-U.S. companies that the portfolio managers believe are leaders in their respective industries or emerging new players with established history of earnings, easy access to credit, experienced management teams and sustainable competitive advantages.

The portfolio managers consider any company with these characteristics regardless of its capitalization, domicile or industry. The portfolio managers allocate the Fund's assets among securities of companies located in countries that they expect will provide the best opportunities for meeting the Fund's objective and may invest a portion of its assets in emerging market securities. In addition to equity securities (such as preferred stocks,

convertible securities and warrants), the Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments.

Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests,

including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer Risk,

Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller Company Risk). Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets, and non-U.S. securities values may also fluctuate with currency exchange rates (Non-U.S. Investment Risk,

Emerging Markets Risk, Currency Risk). Other principal risks include: Credit Risk

(an issuer or counterparty may default on obligations); Derivatives Risk (derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation);

Focused Investment Risk (focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); Leveraging Risk (instruments and transactions that constitute leverage magnify gains or losses and increase volatility);

Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency.

Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares. Class P, Administrative

Class and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund's inception, as adjusted to reflect certain fees and expenses paid by the newer class. These adjustments generally result in estimated performance results for the newer class that are higher or lower than the actual results of the predecessor class due to differing levels of fees and expenses paid. Details regarding the calculation of the

Fund's class-by-class performance, including a discussion of any performance adjustments, are provided under "Additional Performance Information" in the Fund's statutory prospectus and SAI. Past performance,

before and after taxes, is not necessarily predictive of future performance. Visit

www.allianzinvestors.com for more current performance information.

The bar chart and the information to its right show performance of the Fund's Institutional

Class shares. Class P, Administrative Class and Class D performance would be lower than

Institutional Class performance because of the lower expenses paid by Institutional

Class shares.

Calendar Year Total Returns - Institutional Class

More Recent Return Information

1/1/11-9/30/11                  -16.56%

Highest and Lowest Quarter Returns

(for periods shown in the bar chart)

Highest 04/01/2003-06/30/2003    18.35%

Lowest 10/01/2008-12/31/2008    -24.81%

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Total Returns (for periods ended 12/31/10)
Average Annual Total Returns Allianz AGIC Global Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional	Institutional Class - Before Taxes	18.37%	2.62%	10.08%	Jul. 19, 2002
Institutional After Taxes on Distributions	Institutional Class - After Taxes on Distributions	18.23%	1.83%	8.96%	Jul. 19, 2002
Institutional After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	11.94%	1.94%	8.34%	Jul. 19, 2002
Class P	Class P - Before Taxes	18.25%	2.52%	9.97%	Jul. 19, 2002
Administrative	Administrative Class - Before Taxes	18.09%	2.37%	9.81%	Jul. 19, 2002
Class D	Class D - Before Taxes	17.89%	2.23%	9.64%	Jul. 19, 2002
MSCI All Country World Index	MSCI All Country World Index	12.67%	3.44%	8.53%	Jul. 19, 2002
Lipper Global Multi-Cap Growth Funds Average	Lipper Global Multi-Cap Growth Funds Average	16.53%	4.85%	7.98%	Jul. 19, 2002